Intangible Assets, Net (Tables)	6 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	December 31, 2025	June 30, 2025
	(Unaudited)
Licensed digital assets	$2,080,000	$2,080,000
Less: accumulated amortization	(485,333)	(277,333)
Less: Impairment*	(900,000)	—
Intangible assets, net	$694,667	$1,802,667

*	Due to fluctuations in the external environment, particularly the rapid iteration of artificial intelligence technologies, and changes in internal operations, the Company performed a recoverability test on intangible assets. The results indicated that the relevant long-lived assets were impaired as of December 31, 2025. As the estimated fair value of these assets was below their carrying amount, the Company recognized an impairment loss of $900,000.

Schedule of Amortization Expenses	Estimated Amortization Expenses:
Year Ending December 31
2026	181,217
2027	181,217
2028	181,217
2029	151,015
Total	$694,667